Note 17 - Employee Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Employee Eligibility Age	21 years
Defined Contribution Plan, Vesting Period	90 days
Defined Contribution Plan, Cost Recognized	$ 74,000	$ 125,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities	715,000	648,000
Defined Benefit Plan, Net Periodic Benefit Cost	101,000	142,000
Defined Benefit Plan, Benefits Paid	$ 34,000	$ 27,000